Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 16, 2010
For the twelve months period ended December 31,
2013	$ 9,498
2014	7,629
2015	6,493
2016	5,372
2017	5,357
Thereafter	13,371
Total	47,720	51,124	8,062
M/V Cape Agamemnon
For the twelve months period ended December 31,
2013	5,357
2014	5,357
2015	5,357
2016	5,372
2017	5,357
Thereafter	13,371
Total	40,171	45,543	0
M/T Assos
For the twelve months period ended December 31,
2013	2,481
2014	612
2015	0
2016	0
2017	0
Thereafter	0
Total	3,093	5,581	8,062	9,000
M/V Agamemnon
For the twelve months period ended December 31,
2013	863
2014	863
2015	501
2016	0
2017	0
Thereafter	0
Total	2,227	0	0
M/V Archimidis
For the twelve months period ended December 31,
2013	797
2014	797
2015	635
2016	0
2017	0
Thereafter	0
Total	$ 2,229	$ 0	$ 0